CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	¥ 49,098,667	$ 7,021,016	¥ 44,280,720	¥ 38,418,915
Cost of revenues	36,827,226	$ 5,266,223	30,563,628	26,756,389
Other comprehensive income/(loss), tax	0		0	0
Related Party
Revenues	418,557		314,005	594,859
Cost of revenues	¥ 1,255,195		¥ 1,315,905	¥ 1,351,977